Service and Premier Shares [Member] Average Annual Total Returns - Service and Premier Shares [Member] - Premier Shares	12 Months Ended	60 Months Ended	113 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Prospectus [Line Items]
Average Annual Return, Percent	4.13%	3.08%	2.16%
Performance Inception Date			Aug. 01, 2016